SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS (Details) (Parenthetical) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepayments And Other Current Assets
Prepaid assets related parties	$ 1,731,874	$ 1,813,904	$ 298,383